Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Non-current assets
Plant and equipment, net	$ 10	$ 92
Right-of-use assets	670	927	$ 900
Intangible assets, net	228	1,737
Rental deposits	82	75
Total non-current assets	990	2,831
Current assets
Deposits, prepayments and deferred expenses	835	501
Accounts receivable	7,200	0
Cash and cash equivalents	2,094	9,766	25,929
Total current assets	10,129	10,267
Total assets	11,119	13,098
Current liabilities
Other payables and accruals	10,269	7,166
Lease liabilities, current portion	203	233
Total current liabilities	10,472	7,399
Net current (liabilities) assets	(343)	2,868
Total assets less current liabilities	647	5,699
Non-current liabilities
Lease liabilities, non-current portion	541	733
Warrant liabilities at fair value through profit and loss ("FVTPL")	486	102
Other non-current liabilities	4,018		0
Total non-current liabilities	5,045	835
Net (liabilities) assets	(4,398)	4,864
Equity
Share capital	11	11
Share premium	666,528	666,528
Reserves	42,422	39,148
Accumulated deficits	(713,359)	(700,823)
Total (deficit) equity	$ (4,398)	$ 4,864	$ 20,807